Aug. 10, 2015

State Street Institutional Investment Trust

Supplement dated December 21, 2015

to the Prospectus dated August 10, 2015, as amended September 4, 2015

State Street Small/Mid Cap Equity Fund

(the "Fund")

Effective immediately, the following replaces the fourth paragraph under the heading "Principal Investment Strategies" on Page 4 and Page 8 of the Fund's Prospectus.

The Portfolio generally intends to invest in all stocks comprising the Index in approximate proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all stocks in those weightings. In those circumstances, the Portfolio may purchase a sample of the stocks in the Index in proportions expected by SSGA Funds Management, Inc. ("SSGA FM" or the "Adviser"), the investment adviser to the Fund and the Portfolio, to match generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Portfolio may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings, if any) in stocks in the Index. The Portfolio will provide shareholders with at least 60 days' notice prior to any material change in this 80% investment policy.

State Street Institutional Investment Trust

Supplement dated December 21, 2015

to the Prospectus dated August 10, 2015, as amended September 4, 2015

State Street Small/Mid Cap Equity Portfolio

(the "Portfolio")

Effective immediately, the following replaces the fourth paragraph under the heading "Principal Investment Strategies" on Page 4 and Page 7 of the Portfolio's Prospectus.

The Portfolio generally intends to invest in all stocks comprising the Index in approximate proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all stocks in those weightings. In those circumstances, the Portfolio may purchase a sample of the stocks in the Index in proportions expected by SSGA Funds Management, Inc. ("SSGA FM" or the "Adviser"), the investment adviser to the Fund and the Portfolio, to match generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Portfolio may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings, if any) in stocks in the Index. The Portfolio will provide shareholders with at least 60 days' notice prior to any material change in this 80% investment policy.